OPPENHEIMER DISCIPLINED ALLOCATION FUND
                      Supplement Dated July 21, 1997
                 to the Prospectus dated February 25, 1997


     The Custodian of the Fund's portfolio securities has been changed from State Street Bank and Trust Company to The Bank of
New York located at One Wall Street, New York, N.Y. 10015.



July 21, 1997                                     PS0205.007

                    OPPENHEIMER DISCIPLINED VALUE FUND
                      Supplement Dated July 21, 1997
                 to the Prospectus dated December 16, 1996


     The Custodian of the Fund's portfolio securities has been changed from State Street Bank and Trust Company to The Bank of
New York located at One Wall Street, New York, N.Y. 10015.



July 21, 1997                                          PS0375.006

                        OPPENHEIMER LIFESPAN FUNDS
                      Supplement Dated July 21, 1997
                 to the Prospectus dated February 25, 1997


     The Custodian of the Fund's portfolio securities has been changed from State Street Bank and Trust Company to The Bank of
New York located at One Wall Street, New York, N.Y. 10015.



July 21, 1997                                          PS0305.009